OTHER PAYABLES	12 Months Ended
Jun. 30, 2019
OTHER PAYABLES
OTHER PAYABLES

NOTE 13. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
Third Party	RMB	RMB	U.S. Dollars
Service	¥1,356,676	¥1,341,617	$195,378
Distributors and employees	90,130	219,095	31,906
Funds collected on behalf of others	895,022	—	—
Advances from customers	157,856	120,000	17,475
Accrued expenses	411,898	393,274	57,272
Others	344,228	292,424	42,586
Total	¥3,255,810	¥2,366,410	$344,617

	June 30,	June 30,	June 30,
	2018	2019	2019
Related Party	RMB	RMB	U.S. Dollars
Expenses paid by the major shareholders	¥2,767,349	¥2,029,908	$295,612
Due to family member of the owner of BHD	193,143	—	—
Due to management staff for costs incurred on behalf of the Company	250,965	260,965	38,004
Total	¥3,211,457	¥2,290,873	$333,616